Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
$

2019	1,848
2020	1,172
2021	395
2022	414
2023 and thereafter	287

4,116

Schedule of capital commitment in cash related to this business acquisition
$

2019	2,000
2020	1,000
2021	1,000

4,000